Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable			¥ 36,159,165		¥ 31,487,335
Less: allowance for credit losses			(3,013,077)		(1,978,793)
Accounts receivable, net	¥ 25,403,144	$ 3,546,142	¥ 33,146,088	$ 4,540,995	¥ 29,508,542